Income Taxes	6 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

5. INCOME TAXES

Pursuant to the current rules and regulations, BVI currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the BVI.

The Company is subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HKD2 million and 16.5% for any assessable profits in excess of HKD2 million.

The provision for income taxes consisted of the following:

	Six months ended September 30,,
	2025	2024	2023
	US$	US$	US$
Current tax	111,446	86,900	96,803
Deferred income tax expenses	(6,833)	(7,416)	(6,823)
Income tax expenses	104,613	79,484	89,980